Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
April 29, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Emerging Markets Fund of Funds, shareholders approved new sub-advisory agreements with FIAM LLC and FIL Investment Advisors (FIA) on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Acadian, FIAM, FIL, M&G, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

RMF-SUM-16-01 1.9879804.100	November 3, 2016

Supplement to the
Strategic Advisers® Emerging Markets Fund of Funds
Class L and Class N
April 29, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Emerging Markets Fund of Funds, shareholders approved new sub-advisory agreements with FIAM LLC and FIL Investment Advisors (FIA) on behalf of the fund. Shareholders also approved a sub-subadvisory agreement between FIA and FIL Investment Advisors (UK) Limited (FIA UK) on behalf of the fund.

The following information replaces the similar information found under the heading "Investment Adviser" in the "Fund Summary" section.

Strategic Advisers, Inc. (Strategic Advisers) (the Adviser) is the fund's manager. Acadian Asset Management LLC (Acadian), FIAM LLC (FIAM), FIL Investment Advisors (FIA), M&G Investment Management Limited (M&G), and Somerset Capital Management LLP (Somerset Capital) have been retained to serve as sub-advisers for the fund. Other investment advisers have been retained to serve as sub-subadvisers for the fund. Acadian, FIAM, FIL, M&G, and Somerset Capital have not currently been allocated a portion of the fund's assets to manage.

RMF-L-RMF-N-SUM-16-01 1.9879805.100	November 3, 2016